Goodwill - Summary of Carrying Amount of Goodwill (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of carrying amount of goodwill as follows:
Goodwill	$ 351,609,561	$ 355,667,004	$ 145,101,212
Florida [member]
Summary of carrying amount of goodwill as follows:
Goodwill	249,630,120	254,221,080
Northeast [member]
Summary of carrying amount of goodwill as follows:
Goodwill	3,569,801	3,569,801
Texas [member]
Summary of carrying amount of goodwill as follows:
Goodwill	90,921,837	90,788,320
Other [member]
Summary of carrying amount of goodwill as follows:
Goodwill	$ 7,487,803	$ 7,087,803